Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Mar. 31, 2014
Fair Value Inputs Assets Quantitative Information [Line Items]
Other income	$ 280	$ 4,787	$ 280
Derivative		3,446
Other long-term assets	690	5,533
Change in fair value of other assets	1,188	0	0
Impairment loss	(11,690)	0	0
Defaulted charterer
Fair Value Inputs Assets Quantitative Information [Line Items]
Other income		4,623
Derivative		3,446			2,258
Other long-term assets		1,177
Change in fair value of other assets					(1,188)
Impairment loss				972
Proceeds from sale of receivable				$ 2,463